Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes Payable [Abstract]
Schedule of Convertible Notes Payable

The amortized cost of the convertible notes payable as of December 31, 2025 consisted of the following:

As of December 31,
2025
Convertible note payable to an unrelated party-issued in August, 2025, with interest at 8%	$1,100,000
Convertible note payable to an unrelated party-issued in November, 2025, with interest at 8%	2,200,000
Less: derivative liability fair value	(2,058,567)
debt discount and debt issuance costs	(279,000)
Fair value adjustment for Pre-Delivery Shares related to the issuance of the convertible note	(485,565)
Convertible notes payable	476,868
Plus: amortization of discounts	164,495
Total convertible notes payable, net	$641,363

Schedule of Interest Expense

For the years ended December 31, 2025, the interest expenses recognized in the consolidated statements of operations was as follows:

For the years ended December 31,
2025
Contractual coupon interest	$44,000
Amortization of debt discount	164,495
Total interest expenses	$208,495